Total
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Opportunities Fund
Goldman Sachs Growth Opportunities Fund—Summary
Investment Objective
The Goldman Sachs Growth Opportunities Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 42 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 95 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-117 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, Inst, Serv, Inv, R, R6 Shares - Goldman Sachs Growth Opportunities Fund		Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Inst, Serv, Inv, R, R6 Shares - Goldman Sachs Growth Opportunities Fund		Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Management Fees		0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none	0.50%	none
Other Expenses		0.22%	0.47%	0.10%	0.35%	0.22%	0.22%	0.09%
Service Fees		none	0.25%	none	none	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none	none	none
All Other Expenses		0.22%	0.22%	0.10%	0.10%	0.22%	0.22%	0.09%
Total Annual Fund Operating Expenses		1.39%	2.14%	1.02%	1.52%	1.14%	1.64%	1.01%
Fee Waiver and Expense Limitation	[1]	(0.14%)	(0.14%)	(0.12%)	(0.12%)	(0.14%)	(0.14%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.25%	2.00%	0.90%	1.40%	1.00%	1.50%	0.89%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.86% as an annual percentage rate for the Fund’s average daily net assets; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.02% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Fund. These arrangements will remain in effect through at least December 29, 2021, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming complete redemption at end of period
Expense Example - Class A, C, Inst, Serv, Inv, R, R6 Shares - Goldman Sachs Growth Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	670	953	1,256	2,115
Class C Shares	303	657	1,136	2,461
Institutional Shares	92	313	552	1,237
Service Shares	143	469	818	1,802
Investor Shares	102	348	614	1,374
Class R Shares	153	504	879	1,932
Class R6 Shares	91	310	546	1,225

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Growth Opportunities Fund | Class C Shares | USD ($)	203	657	1,136	2,461

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (
i.e
., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2020 was 65% of the average value of its portfolio.

Principal Strategy
The Fund invests, under normal circumstances, at least 90% of its total assets measured at the time of purchase (“Total Assets”) in equity investments with a primary focus on mid-cap companies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.
The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors with traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a mid cap company. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.
The Fund’s benchmark index is the Russell Midcap
®
Growth Index.

Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Foreign and Emerging Countries Risk.
  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.
Investment Style Risk.
  Different investment styles (
e.g
., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's  net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's  expense ratio.
Market Risk
.
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Mid-Cap and Small-Cap Risk.
  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Stock Risk.
  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling the appropriate phone number on the back cover of the Prospectus.
The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

CALENDAR YEAR (CLASS A)

The total return illustrated in the table above for the 9-month period ended September 30, 2020 was 20.35%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	18.02%	March 31, 2019
Worst Quarter Return	-19.46%	September 30, 2011

AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2019
Average Annual Total Returns - Class A, C, Inst, Serv, Inv, R, R6 Shares - Goldman Sachs Growth Opportunities Fund		1 Year	5 Years	10 Years	Inception Date
Class A Shares		26.99%	7.77%	11.17%	May 24, 1999
Class A Shares | Returns After Taxes on Distributions		18.85%	3.24%	7.83%	May 24, 1999
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		21.45%	5.45%	8.63%	May 24, 1999
Class A Shares | Russell Midcap® Growth Index (reflects no deduction for fees or expenses)		35.47%	11.60%	14.23%	May 24, 1999
Class C Shares		32.11%	8.21%	10.98%	May 24, 1999
Class C Shares | Russell Midcap® Growth Index (reflects no deduction for fees or expenses)		35.47%	11.60%	14.23%	May 24, 1999
Institutional Shares		34.76%	9.39%	12.22%	May 24, 1999
Institutional Shares | Russell Midcap® Growth Index (reflects no deduction for fees or expenses)		35.47%	11.60%	14.23%	May 24, 1999
Service Shares		34.08%	8.84%	11.66%	May 24, 1999
Service Shares | Russell Midcap® Growth Index (reflects no deduction for fees or expenses)		35.47%	11.60%	14.23%	May 24, 1999
Investor Shares		34.70%	9.28%	12.08%	Nov. 30, 2007
Investor Shares | Russell Midcap® Growth Index (reflects no deduction for fees or expenses)		35.47%	11.60%	14.23%	Nov. 30, 2007
Class R Shares		34.00%	8.73%	11.52%	Nov. 30, 2007
Class R Shares | Russell Midcap® Growth Index (reflects no deduction for fees or expenses)		35.47%	11.60%	14.23%	Nov. 30, 2007
Class R6 Shares	[1]	34.80%	9.40%	12.23%	Jul. 31, 2015
Class R6 Shares | Russell Midcap® Growth Index (reflects no deduction for fees or expenses)	[1]	35.47%	11.60%	14.23%	Jul. 31, 2015
[1]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The after-tax returns are for Class A Shares only.

The after-tax returns for Class C, Institutional, Service, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.